Submission	May 05, 2026
Submission [Line Items]
Central Index Key	0001786108
Registrant Name	TRINITY CAPITAL INC.
Registration File Number	333-289495
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A